RISK MANAGEMENT - Mitigation of credit risk, collateral and other (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Credit exposure	$ 290,099,090	$ 248,011,670
Mortgages
Disclosure of financial assets [line items]
Credit exposure	24,558,771	20,221,683
Less than 50% | Mortgages
Disclosure of financial assets [line items]
Credit exposure	7,995,750	7,030,135
51 - 70% | Mortgages
Disclosure of financial assets [line items]
Credit exposure	8,341,911	7,050,550
71 - 90% | Mortgages
Disclosure of financial assets [line items]
Credit exposure	6,675,478	5,189,800
91 - 100% | Mortgages
Disclosure of financial assets [line items]
Credit exposure	1,251,401	731,266
More than 100% | Mortgages
Disclosure of financial assets [line items]
Credit exposure	294,231	219,932
Credit-impaired | Mortgages
Disclosure of financial assets [line items]
Credit exposure	803,017	598,377
Credit-impaired | Less than 50% | Mortgages
Disclosure of financial assets [line items]
Credit exposure	192,426	136,197
Credit-impaired | 51 - 70% | Mortgages
Disclosure of financial assets [line items]
Credit exposure	254,087	197,183
Credit-impaired | More than 70% | Mortgages
Disclosure of financial assets [line items]
Credit exposure	$ 356,504	$ 264,997